Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net income attributable to Yalla Group Limited's shareholders	$ 149,834,991	$ 135,684,241	$ 117,342,777
Numerator for diluted earnings per share	$ 149,834,991	$ 135,684,241	$ 117,342,777
Denominator:
Denominator for basic earnings per share calculation	155,977,062	160,429,693	159,264,843
Dilutive effect of outstanding share options	24,105,748	22,726,631	22,535,397
Denominator for diluted earnings per share calculation	180,082,810	183,156,324	181,800,240
Earnings (loss) per ordinary share
Basic	$ 0.96	$ 0.85	$ 0.74
Diluted	$ 0.83	$ 0.74	$ 0.65